Cover	May 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2024
Entity File Number	001-38207
Entity Registrant Name	Celcuity Inc.
Entity Central Index Key	0001603454
Entity Tax Identification Number	82-2863566
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16305 36th Avenue North; Suite 100
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55446
City Area Code	(763)
Local Phone Number	392-0767
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CELC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false